The following table presents changes in Level 3 liabilities measured at fair value (Details) - Fair Value, Inputs, Level 3 [Member]	Jul. 31, 2021 $ / shares	Jan. 31, 2021 $ / shares
Measurement Input, Share Price [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	2.00	4.30
Measurement Input, Share Price [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	2.11	1.75
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Contractual term	3 months	9 months 22 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Contractual term	11 months 19 days	2 months 27 days
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	2.000	5.440
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.564	1.8480
Increase (Decrease) in Accrued Expenses - Related Party | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.2942	0.2490
Increase (Decrease) in Accrued Expenses - Related Party | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.2490	0.2109
Working capital deficit
Derivative [Line Items]
Derivative liability, measurement input	2.11	3.62
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.0018	0.0013
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.0011	0.0005
Amortization of debt discount
Derivative [Line Items]
Derivative liability, measurement input	0	0